Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MATRIX ADVISORS FUNDS TRUST
Entity Central Index Key	0001679949
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Matrix Advisors Dividend Fund
Shareholder Report [Line Items]
Fund Name	Matrix Advisors Dividend Fund
Class Name	Matrix Advisors Dividend Fund
Trading Symbol	MADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matrix Advisors Dividend Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
Additional Information Phone Number	1-800-366-6223
Additional Information Website	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matrix Advisors Dividend Fund	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 49,311,854
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$49,311,854
Number of Holdings	25
Portfolio Turnover	10%

Holdings [Text Block]

Top Sectors	(% of net assets)
Manufacturing	38.9%
Finance and Insurance	27.7%
Information	9.5%
Utilities	9.2%
Accommodation and Food Services	5.1%
Retail Trade	4.6%
Transportation and Warehousing	4.4%
Cash & Other	0.6%

Top 10 Issuers	(% of net assets)
Microsoft Corp.	5.5%
The Bank of New York Mellon Corp.	5.3%
Starbucks Corp.	5.1%
JPMorgan Chase & Co.	4.8%
American Electric Power Co., Inc.	4.7%
Amgen, Inc.	4.7%
US Bancorp	4.7%
The PNC Financial Services Group, Inc.	4.7%
The Home Depot, Inc.	4.6%
NextEra Energy, Inc.	4.5%

Updated Prospectus Web Address	https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/